MD&A - UBS shares (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 SFr / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Entity [Table]
Par value of shares | SFr / shares			SFr 0.10
Equity attributable to shareholders | $	$ 56,876	$ 60,662
Shares issued	3,524,635,722	3,702,422,995		3,859,055,395	3,859,055,395
Shares issued / (canceled)	(177,787,273)	(156,632,400)
UBS AG
Entity [Table]
Par value of shares | SFr / shares			SFr 0.10
Equity attributable to shareholders | $	$ 56,598	$ 58,102
Shares issued	3,858,408,466	3,858,408,466